BUSINESS COMBINATION (Details)	May 11, 2021 GBP (£)
Consideration at 11 May 2021
Cash	£ 213,000
GPUone Subsidiaries
Consideration at 11 May 2021
Cash	213,000
Payment for deposits	668,000
Cancellation of prepayment and deposits	4,656,000
Total consideration	5,537,000
Recognised amounts of identifiable assets acquired, and liabilities assumed
Cash and cash equivalents	4,000
Property, plant and equipment (Note 11)	10,779,000
Trade and other receivables	387,000
Trade and other payables	(326,000)
Property mortgages	(5,010,000)
Lease liability	(377,000)
Goodwill	80,000
Total	£ 5,537,000